MFA 2023-NQM2 Trust ABS-15G

Exhibit 99.09

Client Name:
Client Project Name:	MFA 2023-NQM2
Start - End Dates:	9/6/2019 - 1/16/2023
Deal Loan Count:	177

Conditions Report 2.0

Loans in Report:	177
Loans with Conditions:	103

65 - Total Active Conditions
65 - Non-Material Conditions
46 - Credit Review Scope
1 - Category: Application
6 - Category: Assets
20 - Category: Credit/Mtg History
2 - Category: DTI
6 - Category: Income/Employment
2 - Category: Insurance
5 - Category: LTV/CLTV
4 - Category: Terms/Guidelines
14 - Property Valuations Review Scope
13 - Category: FEMA
1 - Category: Property
5 - Compliance Review Scope
1 - Category: County High Cost
1 - Category: Federal Higher-Priced
1 - Category: State Consumer Protection
1 - Category: TILA
1 - Category: TILA/RESPA Integrated Disclosure
90 - Total Satisfied Conditions

12 - Credit Review Scope
2 - Category: Application
1 - Category: Assets
2 - Category: Credit/Mtg History
2 - Category: DTI
1 - Category: Income/Employment
2 - Category: Insurance
2 - Category: Legal Documents
58 - Property Valuations Review Scope
45 - Category: Appraisal
6 - Category: FEMA
7 - Category: Value
20 - Compliance Review Scope
3 - Category: Compliance Manual
17 - Category: TILA/RESPA Integrated Disclosure
0 - Total Waived Conditions

©2023 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.